STOCK OPTION PLAN - SCHEDULE OF STOCK OPTIONS PLAN (Preferred Stock) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Shares Available for Grant
Shares added to plan	250,000
Options granted	(2,287,500)
Options granted Employees	(160,500)
Options granted Non Employees	52,000
Options vested	805,000
Options vested and expected to vest	2,448,000
Exercised Price	$ 0.0237
Number Of Shares
Options granted	2,287,500
Options granted Employees	16,500
Options granted Non Employees	2,448,000
Weighted Average Exercise Price
Options granted	0.4742
Options granted Employees	0.225
Options granted Non Employees	0.4578
Weighted Average Remaining Contractual Term
Term of Options Granted	9 years